Risk Management - Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Available-for-sale securities
Available-for-sale securities	¥ 1,429,287	¥ 1,215,603
Securities at fair value through profit or loss
Securities at fair value through profit or loss	206,771	161,570
Total	4,516,532	3,907,620
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(3,416)	(3,732)
Equity securities [member]
Available-for-sale securities
Available-for-sale securities	635,743	634,793
Debt securities [member]
Available-for-sale securities
Available-for-sale securities	793,544	580,810
Fair value [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss	206,771	161,570	[1]
Total	1,615,779	1,356,567
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(3,416)	(3,732)
Investment contracts at fair value through profit or loss	(9)	(10)
Total	(3,425)	(3,742)
Fair value [member] | Quoted prices in active markets level 1 [member]
Securities at fair value through profit or loss
Total	481,807	495,927
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(3,416)	(3,732)
Investment contracts at fair value through profit or loss	(9)	(10)
Total	(3,425)	(3,742)
Fair value [member] | Significant observable inputs level 2 [member]
Securities at fair value through profit or loss
Total	784,845	566,716
Fair value [member] | Significant unobservable inputs level 3 [member]
Securities at fair value through profit or loss
Total	349,127	293,924		¥ 234,993
Fair value [member] | Equity securities [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss	63,714	65,955
Fair value [member] | Equity securities [member] | Common stocks [member]
Available-for-sale securities
Available-for-sale securities	256,441	301,249
Securities at fair value through profit or loss
Securities at fair value through profit or loss	45,649	48,858
Fair value [member] | Equity securities [member] | Preferred stocks [member]
Available-for-sale securities
Available-for-sale securities	52,127	53,778
Fair value [member] | Equity securities [member] | Funds [member]
Available-for-sale securities
Available-for-sale securities	94,895	97,476
Securities at fair value through profit or loss
Securities at fair value through profit or loss	17,794	16,835
Fair value [member] | Equity securities [member] | Wealth management products [member]
Available-for-sale securities
Available-for-sale securities	5,005	13,013
Fair value [member] | Equity securities [member] | Others [member]
Available-for-sale securities
Available-for-sale securities	206,996	148,671
Securities at fair value through profit or loss
Securities at fair value through profit or loss	271	262
Fair value [member] | Equity securities [member] | Others [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss	271
Fair value [member] | Equity securities [member] | Quoted prices in active markets level 1 [member] | Common stocks [member]
Available-for-sale securities
Available-for-sale securities	233,347	278,255
Securities at fair value through profit or loss
Securities at fair value through profit or loss	43,476	48,334
Fair value [member] | Equity securities [member] | Quoted prices in active markets level 1 [member] | Funds [member]
Available-for-sale securities
Available-for-sale securities	94,895	97,476
Securities at fair value through profit or loss
Securities at fair value through profit or loss	17,572	16,731
Fair value [member] | Equity securities [member] | Quoted prices in active markets level 1 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities	21,010	11,038
Securities at fair value through profit or loss
Securities at fair value through profit or loss		41
Fair value [member] | Equity securities [member] | Quoted prices in active markets level 1 [member] | Others [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss	5
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Common stocks [member]
Available-for-sale securities
Available-for-sale securities	23,094	22,994
Securities at fair value through profit or loss
Securities at fair value through profit or loss	2,173	524
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Funds [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss	222	104
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Wealth management products [member]
Available-for-sale securities
Available-for-sale securities	5,005	13,013
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities	49,530	41,401
Securities at fair value through profit or loss
Securities at fair value through profit or loss		221
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Others [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss	266
Fair value [member] | Equity securities [member] | Significant unobservable inputs level 3 [member] | Preferred stocks [member]
Available-for-sale securities
Available-for-sale securities	52,127	53,778
Fair value [member] | Equity securities [member] | Significant unobservable inputs level 3 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities	136,456	96,232
Fair value [member] | Debt securities [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss	143,057	95,615
Fair value [member] | Debt securities [member] | Government bonds [member]
Available-for-sale securities
Available-for-sale securities	58,561	49,256
Securities at fair value through profit or loss
Securities at fair value through profit or loss	1,393	1,638
Fair value [member] | Debt securities [member] | Government agency bonds [member]
Available-for-sale securities
Available-for-sale securities	259,753	169,013
Securities at fair value through profit or loss
Securities at fair value through profit or loss	7,989	4,422
Fair value [member] | Debt securities [member] | Corporate bonds [member]
Available-for-sale securities
Available-for-sale securities	203,147	136,025
Securities at fair value through profit or loss
Securities at fair value through profit or loss	90,425	86,803
Fair value [member] | Debt securities [member] | Subordinated bonds [member]
Available-for-sale securities
Available-for-sale securities	111,029	81,795
Fair value [member] | Debt securities [member] | Others [member]
Available-for-sale securities
Available-for-sale securities	161,054	144,721
Securities at fair value through profit or loss
Securities at fair value through profit or loss	43,250	2,752
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member] | Government bonds [member]
Available-for-sale securities
Available-for-sale securities	9,208	5,838
Securities at fair value through profit or loss
Securities at fair value through profit or loss	153	336
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member] | Government agency bonds [member]
Available-for-sale securities
Available-for-sale securities	31,464	25,297
Securities at fair value through profit or loss
Securities at fair value through profit or loss	2,346	972
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member] | Corporate bonds [member]
Available-for-sale securities
Available-for-sale securities	4,705	2,408
Securities at fair value through profit or loss
Securities at fair value through profit or loss	6,646	2,957
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member] | Subordinated bonds [member]
Available-for-sale securities
Available-for-sale securities	16,880	6,244
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member] | Others [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss	100
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Government bonds [member]
Available-for-sale securities
Available-for-sale securities	49,353	43,418
Securities at fair value through profit or loss
Securities at fair value through profit or loss	1,240	1,302
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Government agency bonds [member]
Available-for-sale securities
Available-for-sale securities	228,289	143,716
Securities at fair value through profit or loss
Securities at fair value through profit or loss	5,643	3,450
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Corporate bonds [member]
Available-for-sale securities
Available-for-sale securities	198,442	133,617
Securities at fair value through profit or loss
Securities at fair value through profit or loss	83,734	83,837
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Subordinated bonds [member]
Available-for-sale securities
Available-for-sale securities	94,149	75,551
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities	555	816
Securities at fair value through profit or loss
Securities at fair value through profit or loss	43,150	2,752
Fair value [member] | Debt securities [member] | Significant unobservable inputs level 3 [member] | Corporate bonds [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss	45	9
Fair value [member] | Debt securities [member] | Significant unobservable inputs level 3 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities	¥ 160,499	¥ 143,905

[1]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.